Intangible Assets (Details) - Schedule of amortization of intangible assets - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Schedule of amortization of intangible assets [Abstract]
2022	$ 110,160
2023	110,160
2024	110,160
2025	110,160
2026	89,503
Total intangible assets	$ 530,143